Segments - Revenue by Geographic Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,010.6	$ 771.6	$ 443.8
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	289.6	191.2	95.9
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	285.9	233.0	154.5
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	210.9	147.8	37.7
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	187.8	168.6	106.9
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 36.4	$ 31.0	$ 48.8